Consolidated Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Net sales
Products	$ 123,758	$ 134,490	$ 242,392	$ 261,157
Services	48,315	47,832	97,587	93,896
Total net sales	172,073	182,322	339,979	355,053
Cost of sales
Products	61,413	67,666	118,351	166,037
Services	31,128	31,748	60,927	60,020
Total cost of sales	92,541	99,414	179,278	226,057
Gross profit	79,532	82,908	160,701	128,996
Operating expenses
Research and development, net	24,366	25,506	49,481	52,744
Selling, general and administrative	72,884	97,581	149,271	200,189
Goodwill impairment				150,400
Change in fair value of obligations in connection with acquisitions	(587)	(6,680)	140	(19,936)
Total operating expenses	96,663	116,407	198,892	383,397
Operating loss	(17,131)	(33,499)	(38,191)	(254,401)
Financial income (expense), net	932	(711)	1,112	(5,835)
Loss before income taxes	(16,199)	(34,210)	(37,079)	(260,236)
Income tax expenses (benefit)	2,454	(11,066)	4,745	(20,688)
Net loss	(18,653)	(23,144)	(41,824)	(239,548)
Net loss attributable to non-controlling interest	(163)	(213)	(193)	(329)
Net loss attributable to Stratasys Ltd.	$ (18,490)	$ (22,931)	$ (41,631)	$ (239,219)
Net loss per ordinary share attributable to Stratasys Ltd.
Basic	$ (0.35)	$ (0.48)	$ (0.80)	$ (4.71)
Diluted	$ (0.36)	$ (0.55)	$ (0.80)	$ (4.77)
Weighted average ordinary shares outstanding
Basic	52,169	51,405	52,133	51,181
Diluted	52,496	51,870	52,133	51,413
Comprehensive loss
Net loss	$ (18,653)	$ (23,144)	$ (41,824)	$ (239,548)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(2,962)	988	380	(5,420)
Unrealized gains on derivatives designated as cash flow hedges	(539)	1,258	391	1,638
Other comprehensive income (loss), net of tax	(3,501)	2,246	771	(3,782)
Comprehensive loss	(22,154)	(20,898)	(41,053)	(243,330)
Less: comprehensive loss attributable to non-controlling interests	(163)	(213)	(193)	(329)
Comprehensive loss attributable to Stratasys Ltd.	$ (21,991)	$ (20,685)	$ (40,860)	$ (243,001)